SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from customers	$ 7,506,551	$ 6,443,357	$ 12,158,102
UNITED STATES
Revenue from customers	7,393,736	6,364,773	11,717,347
CANADA
Revenue from customers	$ 112,815	$ 78,584	$ 440,755